Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Table

Year	Summary Compensation Table Total for PEO ($)(1)(2)	Compensation Actually Paid to PEO ($)(1)(3)(4)	Average Summary Compensation Table Total for Other NEOs ($)(5)(6)	Average Compensation Actually Paid to Other NEOs ($)(3)(4)	Value of Initial Fixed $100 Investment Based On:		WH GAAP Net Income ($)(9)	WH EBIT Per Share, as adjusted ($)(10)
					WH Total Shareholder Return ($)(7)	Peer Group Total Shareholder Return ($)(8)
2025	13,551,700	9,481,518	3,014,305	685,399	138.63	226.60	193	8.84
2024	13,895,064	25,447,280	3,385,115	4,732,351	181.30	199.57	289	8.11
2023	10,659,712	16,068,245	2,703,559	3,503,272	141.97	150.99	289	7.18
2022	9,732,789	1,614,733	2,808,056	1,700,216	123.52	90.79	355	6.65
2021	18,209,539	33,542,395	3,120,108	4,413,427	152.60	119.84	244	5.68

Company Selected Measure Name	EBIT per share, as adjusted
Named Executive Officers, Footnote	Chief Executive Officer Geoffrey A. Ballotti served as the PEO for all five years above and shall be referred to as “CEO” throughout the remainder of this section.The Other NEOs in the 2025 reporting year are Kurt Albert, Paul F. Cash, Scott Strickland, Monica Melancon and Michele Allen. The Other NEOs in the 2024 reporting year are Michele Allen, Paul F. Cash, Scott Strickland, Monica Melancon and Lisa Checchio. The Other NEOs in the 2023 reporting year are Michele Allen, Paul F. Cash, Scott Strickland and Monica Melancon. The Other NEOs in the 2022 reporting year are Michele Allen, Paul F. Cash, Lisa Checchio, and Scott Strickland. The Other NEOs in the 2021 reporting year are Michele Allen, Paul F. Cash, Lisa Checchio, Scott LePage and Mary R. Falvey.
Peer Group Issuers, Footnote	Consistent with the Stock Performance Graph included in the 2025 Form 10-K, and as permitted by SEC rules the peer group depicted is the S&P 500 Hotels, Resorts & Cruise Lines Index. Total Shareholder Return represents the measurement period value of an investment of $100 and includes the reinvestment of dividends.
PEO Total Compensation Amount	$ 13,551,700	$ 13,895,064	$ 10,659,712	$ 9,732,789	$ 18,209,539
PEO Actually Paid Compensation Amount	$ 9,481,518	25,447,280	16,068,245	1,614,733	33,542,395
Adjustment To PEO Compensation, Footnote	Calculations of Compensation Actually Paid are reported in compliance with SEC rules which require certain adjustments be made to the Summary Compensation Table reported totals. Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the CEO or Other NEOs without restriction, but rather is a value calculated under the applicable SEC rules. In general, Compensation Actually Paid is calculated as Summary Compensation Table total compensation adjusted to include the fair value of equity awards as of December 31st of the applicable year or, if earlier, the vesting date (rather than the grant date). Our CEO and Other NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included. The following table details these adjustments:

Year	Role(s)	Summary Compensation Table Total ($)	(Subtract) Original Grant Date Fair value of Stock Awards and Option Awards Granted in Year	Add Year- End Fair Value of Awards Granted in Year	Add/ (Subtract) Change in Fair Value of Equity Awards Granted in Prior Years	Add/ (Subtract) Change in Value of Vested Equity Awards	Add Fair Value at Vesting of Equity Awards Granted and Vested in Same Year	(Subtract) Value of Equity Awards that Failed to Meet Vesting Conditions	Add Value of Dividends or other Earnings Paid on Stock Awards or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Compensation Actually Paid
2025	CEO	13,551,700	(11,999,818)	8,536,920	(1,033,208)	(103,622)	—	—	529,546	9,481,518
	Other NEOs	3,014,305	(2,245,979)	949,442	(503,646)	(91,046)	—	(509,231)	71,554	685,399
2024	CEO	13,895,064	(9,999,880)	13,166,399	8,764,606	(760,031)	—	—	381,122	25,447,280
	Other NEOs	3,385,115	(1,769,908)	2,076,556	1,170,664	(104,235)	38,885	(139,640)	74,914	4,732,351
2023	CEO	10,659,712	(6,999,979)	7,281,608	4,163,401	636,429	—	—	327,074	16,068,245
	Other NEOs	2,703,559	(1,562,426)	1,625,287	567,712	97,780	—	—	71,360	3,503,272
2022	CEO	9,732,789	(5,999,974)	6,463,895	(7,900,974)	(886,654)	—	—	205,651	1,614,733
	Other NEOs	2,808,056	(1,706,121)	1,642,813	(1,001,586)	(88,987)	—	—	46,041	1,700,216
2021	CEO	18,209,539	(14,600,000)	20,613,575	7,932,664	1,199,193	—	—	187,424	33,542,395
	Other NEOs	3,120,108	(1,532,292)	2,106,488	941,103	176,611	—	(423,178)	24,587	4,413,427

Non-PEO NEO Average Total Compensation Amount	$ 3,014,305	3,385,115	2,703,559	2,808,056	3,120,108
Non-PEO NEO Average Compensation Actually Paid Amount	$ 685,399	4,732,351	3,503,272	1,700,216	4,413,427
Adjustment to Non-PEO NEO Compensation Footnote	Calculations of Compensation Actually Paid are reported in compliance with SEC rules which require certain adjustments be made to the Summary Compensation Table reported totals. Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the CEO or Other NEOs without restriction, but rather is a value calculated under the applicable SEC rules. In general, Compensation Actually Paid is calculated as Summary Compensation Table total compensation adjusted to include the fair value of equity awards as of December 31st of the applicable year or, if earlier, the vesting date (rather than the grant date). Our CEO and Other NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included. The following table details these adjustments:

Year	Role(s)	Summary Compensation Table Total ($)	(Subtract) Original Grant Date Fair value of Stock Awards and Option Awards Granted in Year	Add Year- End Fair Value of Awards Granted in Year	Add/ (Subtract) Change in Fair Value of Equity Awards Granted in Prior Years	Add/ (Subtract) Change in Value of Vested Equity Awards	Add Fair Value at Vesting of Equity Awards Granted and Vested in Same Year	(Subtract) Value of Equity Awards that Failed to Meet Vesting Conditions	Add Value of Dividends or other Earnings Paid on Stock Awards or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Compensation Actually Paid
2025	CEO	13,551,700	(11,999,818)	8,536,920	(1,033,208)	(103,622)	—	—	529,546	9,481,518
	Other NEOs	3,014,305	(2,245,979)	949,442	(503,646)	(91,046)	—	(509,231)	71,554	685,399
2024	CEO	13,895,064	(9,999,880)	13,166,399	8,764,606	(760,031)	—	—	381,122	25,447,280
	Other NEOs	3,385,115	(1,769,908)	2,076,556	1,170,664	(104,235)	38,885	(139,640)	74,914	4,732,351
2023	CEO	10,659,712	(6,999,979)	7,281,608	4,163,401	636,429	—	—	327,074	16,068,245
	Other NEOs	2,703,559	(1,562,426)	1,625,287	567,712	97,780	—	—	71,360	3,503,272
2022	CEO	9,732,789	(5,999,974)	6,463,895	(7,900,974)	(886,654)	—	—	205,651	1,614,733
	Other NEOs	2,808,056	(1,706,121)	1,642,813	(1,001,586)	(88,987)	—	—	46,041	1,700,216
2021	CEO	18,209,539	(14,600,000)	20,613,575	7,932,664	1,199,193	—	—	187,424	33,542,395
	Other NEOs	3,120,108	(1,532,292)	2,106,488	941,103	176,611	—	(423,178)	24,587	4,413,427

Equity Valuation Assumption Difference, Footnote	For 2025, the values of restricted stock units, performance stock units and stock options used to calculate Compensation Actually Paid reflect the following assumptions. The disclosure of ranges reflects the consolidation of different grant years into each covered fiscal year under the Pay Versus Performance disclosure. As such, each covered year includes awards granted in such year and awards granted in prior years that were either unvested and outstanding or had vested in such year. The fair value of stock options is estimated using a Black-Scholes option pricing model in accordance with the SEC rules. This model uses both historical data and current market data to estimate the fair value of options and requires several assumptions. The Company did not grant stock options during 2025.

2025
Restricted Share Units
Stock Price	$73.43 – $108.33
Performance Share Units
Financial Metric Multiplier (1)	100 – 200%
Stock Options
Expected life (in years)	0.50 years
Volatility	24.01%
Expected dividend yield	1.46%
Risk-free rate	4.19%

(1)Because each covered fiscal year in the Pay versus Performance disclosure incorporates grants made in different years, a range of multipliers is shown based on the payout expectations as of the applicable fiscal year end date or vesting date.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Metrics	Proxy Statement Reference
EBIT per share, as adjusted	Compensation Discussion & Analysis – Long-Term Incentive Compensation (pp. 52-53)
Adjusted EBITDA	Compensation Discussion & Analysis – Annual Incentive Compensation (p. 50-51)
Net Room Growth	Compensation Discussion & Analysis – Annual Incentive Compensation (p. 50-51)

Total Shareholder Return Amount	$ 138.63	181.30	141.97	123.52	152.60
Peer Group Total Shareholder Return Amount	226.60	199.57	150.99	90.79	119.84
Net Income (Loss)	$ 193,000,000	$ 289,000,000	$ 289,000,000	$ 355,000,000	$ 244,000,000
Company Selected Measure Amount	8.84	8.11	7.18	6.65	5.68
PEO Name	Geoffrey A. Ballotti
Additional 402(v) Disclosure	The dollar amounts reported are the amounts of total compensation reported for our CEO for each corresponding year in the “Total” column of the Summary Compensation Table.The dollar amounts reported represent the average of the amounts reported for our company’s named executive officers as a group (excluding Mr. Ballotti) for each corresponding year in the “Total” column of the Summary Compensation Table.
(7)Cumulative Total Shareholder Return represents the measurement period value of an investment of $100 in our stock on December 31, 2020, and then valued again on each of December 31, 2021, December 31, 2022, December 31, 2023, December 31, 2024 and December 31, 2025.
	Values shown are in millions.
Measure:: 1
Pay vs Performance Disclosure
Name	EBIT per share, as adjusted
Non-GAAP Measure Description	Earnings Before Interest and Taxes, or “EBIT per share,” as adjusted, is reflected for each respective fiscal year and was selected as the Company’s most important financial performance measure used to link Compensation Actually Paid to the CEO and Other NEOs, and additional information regarding how this measure is defined is reflected in the Compensation Discussion and Analysis on the pages referenced below. The unranked list of performance metrics is below and the use of each metric is further discussed in the “Compensation Discussion and Analysis” section of this Proxy Statement as shown in the Proxy Statement Reference column.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Net Room Growth
PEO | Original Grant Date Fair Value Of Stock Awards And Option Awards Granted In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,999,818)	$ (9,999,880)	$ (6,999,979)	$ (5,999,974)	$ (14,600,000)
PEO | Add Year End Fair Value Of Awards Granted In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,536,920	13,166,399	7,281,608	6,463,895	20,613,575
PEO | Change In Fair Value Of Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,033,208)	8,764,606	4,163,401	(7,900,974)	7,932,664
PEO | Change In Value Of Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(103,622)	(760,031)	636,429	(886,654)	1,199,193
PEO | Change In Value Of Equity Awards Granted and Vested in Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Value Of Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Add Value Of Dividends Or Other Earnings Paid On Stock Awards Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	529,546	381,122	327,074	205,651	187,424
Non-PEO NEO | Original Grant Date Fair Value Of Stock Awards And Option Awards Granted In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,245,979)	(1,769,908)	(1,562,426)	(1,706,121)	(1,532,292)
Non-PEO NEO | Add Year End Fair Value Of Awards Granted In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	949,442	2,076,556	1,625,287	1,642,813	2,106,488
Non-PEO NEO | Change In Fair Value Of Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(503,646)	1,170,664	567,712	(1,001,586)	941,103
Non-PEO NEO | Change In Value Of Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(91,046)	(104,235)	97,780	(88,987)	176,611
Non-PEO NEO | Change In Value Of Equity Awards Granted and Vested in Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	38,885	0	0	0
Non-PEO NEO | Value Of Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(509,231)	(139,640)	0	0	(423,178)
Non-PEO NEO | Add Value Of Dividends Or Other Earnings Paid On Stock Awards Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 71,554	$ 74,914	$ 71,360	$ 46,041	$ 24,587